Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities [Abstract]
Net income	$ 75,234	$ 61,519	$ 52,452
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	0	0	15
Total adjustments	3,392	(6,154)	9,705
Net cash provided by operating activities	78,626	55,365	62,157
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(203,516)	(139,962)	(145,339)
Net cash used in investing activities	(416,626)	(175,256)	(35,346)
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	0	(200)	0
Proceeds from exercise of stock options	429	260	0
Dividends paid	(26,991)	(26,279)	(26,331)
Payments to acquire treasury stock	(7,004)	(2,386)	(3,493)
Net cash (used in) provided by financing activities	(230,871)	232,262	623,442
Net (decrease) increase in cash and cash equivalents	(568,871)	112,371	650,253
Cash and cash equivalents at beginning of period	1,219,470	1,107,099	456,846
Cash and cash equivalents at end of period	650,599	1,219,470	1,107,099
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	75,234	61,519	52,452
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(42,887)	(30,710)	(23,135)
Stock based compensation expense	0	0	15
Net change in other assets and accrued expenses	(440)	354	515
Total adjustments	(43,327)	(30,356)	(22,605)
Net cash provided by operating activities	31,907	31,163	29,847
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	0	0	(1)
Net cash used in investing activities	0	0	(1)
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	0	(200)	0
Proceeds from exercise of stock options	429	260	0
Dividends paid	(26,978)	(26,266)	(26,317)
Payments to acquire treasury stock	(7,004)	(2,386)	(3,493)
Proceeds from sales of treasury stock	0	0	0
Net cash (used in) provided by financing activities	(33,553)	(28,592)	(29,810)
Net (decrease) increase in cash and cash equivalents	(1,646)	2,571	36
Cash and cash equivalents at beginning of period	26,725	24,154	24,118
Cash and cash equivalents at end of period	$ 25,079	$ 26,725	$ 24,154